S000001267 [Member] Annual Fund Operating Expenses - U.S. GOVERNMENT SELECT MONEY MARKET FUND	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
U.S. GOVERNMENT SELECT MONEY MARKET FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Component1 Other Expenses	0.02%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.25%	[1]

[1]
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.25%. This contractual limitation may not be terminated before July 31, 2027 without the approval of the Board of Trustees.